Deferred income - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income
Deferred maintenance and license revenue	€ 46,948	€ 44,905	€ 42,780
Deferred government grants	€ 7,474	€ 1,102	€ 933